Other Non-Operating Income (Loss), Net (Tables)	12 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Schedule of Other Non Operating Income Loss Net

Other non-operating income (loss), net, for the years ended June 30, 2022 and 2021 was as follows:

	June 30, 2022	June 30, 2021
Foreign exchange loss	$(149,573)	$(440,452)
Gain on sale of business	1,069,262	-
Other non-operating loss	(1,504,155)	(19,876)
Total	$(584,466)	$(460,328)